UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06223

Name of Registrant:	Legg Mason Tax-Free Income Fund
Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frankel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Maryland Tax-Free Income Trust

June 30, 2009 (Unaudited)

	Rate	Maturity Date	Par	Value
Municipal Bonds† — 91.5%
Maryland — 90.4%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds, Series 2007	4.500%	3/1/23	$1,000,000	$1,042,010
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue),	4.250%	9/1/26	1,000,000	1,001,790
Baltimore County, Maryland, Revenue Bonds, (Oak Crest Village Inc.), Series 2007A	5.000%	1/1/22	1,550,000	1,480,637
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A	5.000%	9/1/20	1,050,000	1,089,543
City of Annapolis, Maryland, Economic Development Revenue and Refunding Revenue Bonds (St. John’s College Facility),
Series 1998	5.500%	10/1/18	240,000	240,766
Series 1998	5.500%	10/1/23	490,000	475,378
Series 2007B	5.000%	10/1/27	1,135,000	975,147
Series B	5.000%	10/1/36	2,465,000	1,990,216
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects),
Series 1994A (FGIC insured)	5.000%	7/1/22	1,910,000	1,956,528
Series 1996A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000,000	1,000,000	A
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects),
Series 1994A	5.000%	7/1/24	3,800,000	4,240,192	B
Series 1994A	5.000%	7/1/24	1,890,000	1,993,912
Series 2002A (FGIC insured)	5.125%	7/1/42	1,000,000	1,003,140
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Revenue Bonds (Wastewater Projects), Series 2008A (FSA insured)	5.000%	7/1/33	4,000,000	4,060,720
City of Baltimore, Maryland, Project Revenue Bonds, Series 2007 C (AMBAC insured)	5.000%	7/1/23	1,000,000	1,032,550
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds,
Series 1999D AMT	5.375%	9/1/24	2,000,000	1,998,820
Series 2001B AMT	5.375%	9/1/22	310,000	310,713
Series 2001H AMT	5.200%	9/1/22	1,790,000	1,791,665
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Series 2008	5.375%	9/1/39	1,500,000	1,494,330
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Capital Funding Securitization, Series 2008 (FSA insured)	4.400%	7/1/21	1,000,000	1,005,440
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000,000	3,461,790

	Rate	Maturity Date	Par	Value
Municipal Bonds† — Continued
Maryland — Continued
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds, Series 1998A	5.000%	7/1/15	$1,000,000	$1,138,190
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds, Series 2004A	5.000%	8/15/19	1,000,000	1,148,790
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project), (NATL insured),
Series 2003B	5.125%	6/30/15	3,340,000	3,665,116
Series 2003B	5.000%	6/30/19	1,000,000	1,061,050
Maryland Economic Development Corporation, Economic Development Revenue (Lutheran World Relief Inc. and Immigration and Refugee Service), Series 2007	5.250%	4/1/29	565,000	476,702
Maryland Economic Development Corporation, Student Housing Revenue Bonds (University of Maryland, College Park Project),
Series 2008	5.750%	6/1/33	500,000	451,425
Series 2008	5.800%	6/1/38	1,500,000	1,344,135
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), Series 2001 (AMBAC insured)	5.375%	7/1/16	985,000	1,026,488
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000,000	2,568,780
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Maryland Institute College of Art Issue, Series 2007	5.000%	6/1/36	5,000,000	3,766,350
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785,000	777,511
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System Series 2009A	6.750%	7/1/29	2,000,000	2,234,120
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110,000	1,150,093
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000,000	1,815,380
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue,
Series 2002	5.750%	7/1/22	1,000,000	1,019,810
Series 2002	6.000%	7/1/26	2,000,000	2,031,620
Series 2002	5.750%	7/1/27	1,050,000	1,053,696
Series 2002	5.800%	7/1/32	2,000,000	1,970,040
Series 2002	6.000%	7/1/37	1,000,000	977,470
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (NATL insured)	5.300%	10/1/18	925,000	1,013,245

	Rate	Maturity Date	Par	Value
Municipal Bonds† — Continued
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	$2,250,000	$2,160,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue Series 1998 (AMBAC insured)	5.250%	8/15/38	3,000,000	2,703,270
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000,000	2,153,200
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825,000	3,040,604
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (NATL insured)	5.000%	7/1/29	2,000,000	1,727,120
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A (Pre-refunded 7/1/14)	5.250%	7/1/18	1,640,000	1,856,759	A
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola College Issue, Series 2006A	5.000%	10/1/40	2,000,000	1,874,020
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Series 2007	5.000%	6/1/42	800,000	590,328
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue,
Series 2006	5.000%	7/1/19	1,000,000	1,029,680
Series 2006	5.000%	7/1/26	2,435,000	2,353,841
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding, Mercy Ridge Series 2007	4.750%	7/1/34	3,200,000	2,532,544
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500,000	520,070
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 1990	0.000%	7/1/19	4,000,000	2,454,680	C
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000,000	3,035,580
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250,000	247,485
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue,
Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	1,250,000	1,336,862	A
Series 2001 (Pre-refunded 7/1/11)	5.750%	7/1/21	3,000,000	3,260,280	A
Series 2002 (Pre-refunded 7/1/12)	6.000%	7/1/32	1,000,000	1,128,420	A

	Rate	Maturity Date	Par	Value
Municipal Bonds† — Continued
Maryland — Continued
Maryland Health And Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital Issue,
Series 2008	4.000%	1/1/15	$1,000,000	$919,400
Series 2008	4.750%	1/1/16	1,000,000	936,700
Series 2008	6.000%	1/1/43	1,000,000	864,550
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500,000	475,180
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320,000	338,762
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds, Series 1995A (FGIC insured)	0.000%	10/15/11	940,000	819,332	C
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project),
Series 1984A	6.500%	10/1/11	5,000,000	5,176,950
Series 1984B	6.500%	10/1/11	1,000,000	1,035,390
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds, Series 1992A	0.000%	7/1/10	3,000,000	2,969,460	C
Montgomery County, Maryland, Revenue Bonds, Housing Opportunities Commission Single Family Mortgage, Series 2007D AMT	5.000%	7/1/27	1,535,000	1,424,204
Montgomery County, Maryland, Revenue Bonds, Housing Opportunities Commission Single Family Mortgage, Revenue Bonds Series 2009	4.875%	7/1/25	1,000,000	998,890
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425,000	3,478,909
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, (FSA insured)
Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	2,000,000	2,044,260	A
Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	170,000	173,762	A
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, Series 2005 (NATL insured)	5.000%	11/15/16	500,000	550,180
State of Maryland, GO Bonds, State and Local Facilities Loan,
Series 2000, First Series	5.500%	8/1/10	2,000,000	2,106,740
Series 2001, First Series	5.500%	3/1/15	5,000,000	5,837,650
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series 2001Z-2	5.125%	5/1/21	1,310,000	1,357,265
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, Series 2006A	5.000%	10/1/21	2,500,000	2,694,650
Washington Suburban Sanitary District, Maryland, (Montgomery and Prince George’s Counties), Water Supply Refunding Bonds,
Series 1997	5.250%	6/1/16	1,650,000	1,922,349

	Rate	Maturity Date	Par	Value
Municipal Bonds† — Continued
Maryland — Continued
Series 1997	5.750%	6/1/17	$2,000,000	$2,404,620
Series 1997	6.000%	6/1/18	2,705,000	3,318,223
Series 1997	6.000%	6/1/19	3,665,000	4,515,940
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, (McDaniel College Inc.)
Series 2006	5.000%	11/1/21	1,160,000	1,149,398
Series 2006	5.000%	11/1/22	250,000	245,950
Series 2006	5.000%	11/1/31	3,500,000	3,176,075

				149,274,830
Puerto Rico — 1.1%
Commonwealth of Puerto Rico, GO Bonds, Public Improvement Bonds, Series 2005A	5.000%	7/1/25	2,000,000	1,747,400

Total Municipal Bonds (Cost — $145,616,105)				151,022,230
Variable Rate Demand Obligations† D — 6.6%
Maryland — 6.6%
Baltimore County, Maryland, Economic Development Revenue, (Garrison Forest School Inc. Project), Series 2006	0.900%	7/1/09	4,800,000	4,800,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System Series 2009	0.350%	7/2/09	5,000,000	5,000,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr School Series 2005	2.500%	7/1/09	1,100,000	1,100,000

Total Variable Rate Demand Obligations (Cost — $10,900,000)				10,900,000

Total Investments — 98.1% (Cost — $156,516,105)E				161,922,230
Other Assets Less Liabilities — 1.9%				3,102,131

Net Assets — 100.0%				$165,024,361

Net Asset Value Per Share:

Class A	$15.94

Class C	$15.94

Institutional Class	$15.94

Summary of Investments by Sector*
Health care and hospital revenue	24.7%
Education revenue	14.9
Water & sewer	13.7
General obligation — local	6.3
Escrowed	5.8
Housing revenue	5.6
General obligation — school	4.7
Pre-refunded bonds/escrowed to maturity	3.9
Port facilities revenue	3.8
Lease revenue	2.9
Solid waste revenue	2.1
Transportation revenue	2.1
General obligation — state	1.3
Industrial development	0.8
Health care-services	0.7
Short-term investments	6.7

Total investment	100.0%
*	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2009 and are subject to change.
†	Under Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 2. Please refer to the Investment Valuation Note later in this report.
A	Pre-refunded bond—Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.
B	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
C	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	The rate shown is the rate as of June 30, 2009, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.
E	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,970,487
Gross unrealized depreciation	(2,564,362)

Net unrealized appreciation	$5,406,125

Investment Valuation

  The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Trustees. The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$151,022,230	—	$151,022,230
Variable rate demand obligations†	—	10,900,000	—	10,900,000
Total investments	—	$161,922,230	—	$161,922,230
†	See Summary of Investment by Sector for additional detailed categorizations.

Derivative Instruments and Hedging Activities

  Financial Accounting Standards Board (FASB) of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, the Fund did not hold any derivative instruments.

  Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Tax-Free Income Fund
Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Tax-Free Income Fund
Date: August 27, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer, Legg Mason Tax-Free Income Fund
Date: August 27, 2009